Stockholders' Equity (Series C) (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 02, 2020 USD ($)	Feb. 28, 2020 $ / shares shares	Mar. 31, 2020 director quarter	Dec. 31, 2021 USD ($) quarter $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares
Class of Stock [Line Items]
Proceeds from issuance of series C preferred stock | $				$ 0	$ 275,000	$ 0
Maximum quarters without dividends to get voting rights, in quarters | quarter				6
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, dividend rate				6.50%	6.50%
Preferred stock, shares issued (in shares) | shares				11,000,000	11,000,000
Preferred stock, par value (in dollars per share)				$ 0.01	$ 0.01
Minimum percentage of preferred shareholders required for approval				66.67%
Preferred stock, per share amounts of preferred dividends in arrears				$ 0.53264
Series C Preferred Stock | Preferred Stock
Class of Stock [Line Items]
Preferred stock, dividend rate		6.50%		6.50%	6.50%	6.50%
Shares reclassified to redeemable capital stock (in shares) | shares		12,650,000
Preferred stock, shares issued (in shares) | shares		11,000,000
Preferred stock, par value (in dollars per share)		$ 0.01
Preferred stock, liquidation preference (in dollars per share)		$ 25.00		$ 25.00	$ 25.00	$ 25.00
Proceeds from issuance of series C preferred stock | $	$ 266,000
Debt instrument, basis spread on variable rate		5.345%
Preferred stock, redemption price (in dollars per share)		$ 25.00
Maximum quarters without dividends to get voting rights, in quarters | quarter			6
Number of additional directors that can be elected by preferred stock holders | director			2